Long-term debt - Additional information (Details) - USD ($) $ in Thousands							12 Months Ended
	Sep. 03, 2021	Oct. 23, 2020	Aug. 07, 2020	Apr. 24, 2020	Aug. 12, 2019	Jan. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 24, 2021	May 07, 2021	Jan. 29, 2019	Sep. 30, 2013
Debt Instrument [Line Items]
Long-term Line of Credit								$ 0
Loan Covenant Security Maintenance Percentage to Loans Outstanding							125.00%
Debt service coverage ratio							1.20%
Repayment of revolving credit facility due to owners and affiliates									$ 34,000
Repayments of Accrued interest							$ 19,369	$ 22,265	$ 22,683
Revolving credit due to owners and affiliates repayment					$ 34,000
Lampung facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate							3.90%	4.70%
Percentage of cash flow after debt service must be applied to pre-pay outstanding loan amount							50.00%
Percentage of cash flow after debt service must be retained by borrowers and pledged							50.00%
Loan Covenant Security Maintenance Percentage to Loans Outstanding							120.00%
Debt service coverage ratio							1.20%
Loans may be repaid							$ 0
Dividends may be paid							$ 0
$385 million facility [Member]
Debt Instrument [Line Items]
Debt service minimum coverage ratio							115
Guarantors equity minimum amount							$ 150,000
Guarantor equity, percentage							25.00%
Guarantors liquid assets							$ 15,000
Guarantors liquid assets, cap value							20,000
Line of Credit Facility, Maximum Borrowing Capacity							$ 385,000					$ 320,000
Repayment of revolving credit facility due to owners and affiliates						$ 303,200
Repayments of Accrued interest						1,600
Payments of arrangement fees						5,500
Remaining proceeds used for general partnership purposes						9,600
Percentage of common units owned							25.00%
Minimum amount of working capital							$ 0
Minimum liquid assets per vessel							$ 2,500
Export credit tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							The interest rate for the export credit tranche is three months LIBOR plus a margin of 2.3%.
Export credit tranche [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Future repayment upon maturity of commercial tranche						$ 9,500
FSRU tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							The refinanced FSRU tranche has an interest rate of three months LIBOR plus a margin of 3.75%.
Line of Credit Facility, Frequency of Payments							The refinanced FSRU tranche and the export credit tranche are repayable and will amortize with equal quarterly installments to zero by June 2026, subject to a cash sweep mechanism.
Commercial tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Secured Debt										$ 15,500
Commercial tranche [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate							2.60%	3.40%
Secured Debt [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description							The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested on each quarterly repayment date; The Partnership's consolidated book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and The Partnership's consolidated working capital (current assets, excluding marked-to-market value of any financial derivative, less current liabilities, excluding marked-to-market value of any financial derivative and the current portion of interest-bearing debt) shall at all times be greater than zero The Partnership's consolidated free liquid assets (cash and cash equivalents or available draws on credit facilities) must equal or exceed the higher of; $15 million, and $2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorated for partial ownership), subject to a cap of $20 million
Term Loan Facility [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Secured Debt													$ 299,000
$385 million facility
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin of 2.30%.
Line of Credit Facility, Frequency of Payments						The commercial tranche is repayable quarterly with a final balloon payment of $136.1 million
Debt Instrument, Covenant Description							The primary financial covenants under the $385 million facility are as follows: The Partnership must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of 25% of total assets, and $150 million Consolidated working capital (current assets, excluding intercompany receivables and marked-to-market value of any financial derivative, less current liabilities, excluding intercompany payables, marked-to-market value of any financial derivative and the current portion of long-term debt) shall at all times be greater than zero Minimum liquidity (cash and cash equivalents and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and $2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorated for partial ownership), subject to a cap of $20 million A ratio of combined EBITDA for the Vessel Owners to debt service (principal repayments, guarantee commission, commitment fees and interest expense) for the preceding twelve months of a minimum of 115%
Line of Credit Facility, Maximum Borrowing Capacity						$ 385,000	$ 385,000
Amount drew						$ 320,000
Debt Instrument, Basis Spread on Variable Rate						2.30%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage						1.60%
Revolving credit facility
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate							4.30%	3.60%
Line of Credit Facility, Maximum Borrowing Capacity							$ 85,000	$ 85,000			$ 85,000
Amount drew	$ 14,700	$ 10,700	$ 6,600	$ 4,500
Revolving credit facility | $385 million facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 63,000
Amount drew					48,300
Revolving Credit Facility Due To Owners And Affiliates [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 85,000
Hoegh Gallant [Member] | Export credit tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						3.98%
Hegh Grace [Member] | Export credit tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						3.88%